World Omni Auto Receivables Trust 2012-A	Exhibit 99.1
Monthly Servicer Certificate
October 31, 2013

Dates Covered
Collections Period	10/01/13 - 10/31/13
Interest Accrual Period	10/15/13 - 11/14/13
30/360 Days	30
Actual/360 Days	31
Distribution Date	11/15/13

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 09/30/13	515,188,130.00	32,324
Yield Supplement Overcollateralization Amount at 09/30/13	6,800,436.11	0

Receivables Balance at 09/30/13	521,988,566.11	32,324
Principal Payments	21,949,356.54	1,022
Defaulted Receivables	1,133,701.85	56
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 10/31/13	6,354,494.50	0

Pool Balance at 10/31/13	492,551,013.22	31,246

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	940,449,326.13	47,477

Delinquent Receivables:
Past Due 31-60 days	7,900,242.40	541
Past Due 61-90 days	1,993,342.90	123
Past Due 91 + days	289,604.68	23

Total	10,183,189.98	687

Total 31+ Delinquent as % Ending Pool Balance	2.07%

Recoveries	717,075.16

Aggregate Net Losses/(Gains) - October 2013	416,626.69

Overcollateralization Target Amount	22,164,795.59
Actual Overcollateralization	22,164,795.59

Weighted Average APR	4.08%
Weighted Average APR, Yield Adjusted	4.95%
Weighted Average Remaining Term	45.17

Flow of Funds	$ Amount
Collections	24,332,210.04
Advances	4,780.70
Investment Earnings on Cash Accounts	776.67
Servicing Fee	(434,990.47)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00

Available Funds	23,902,776.94

Distributions of Available Funds
(1) Class A Interest	265,803.94
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	23,517.17
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders’ Principal Distributable Amount	21,618,446.52
(7) Distribution to Certificateholders	1,995,009.31
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	23,902,776.94

Servicing Fee	434,990.47
Unpaid Servicing Fee	—
Change in amount of the unpaid servicing fee from the prior period	—

Note Balances & Note Factors	$ Amount
Original Class A	884,470,000.00
Original Class B	18,940,000.00

Total Class A & B
Note Balance @ 10/15/13	492,004,664.15
Principal Paid	21,618,446.52
Note Balance @ 11/15/13	470,386,217.63

Class A-1
Note Balance @ 10/15/13	0.00
Principal Paid	0.00
Note Balance @ 11/15/13	0.00
Note Factor @ 11/15/13	0.0000000%

Class A-2
Note Balance @ 10/15/13	88,394,664.15
Principal Paid	21,618,446.52
Note Balance @ 11/15/13	66,776,217.63
Note Factor @ 11/15/13	21.5546216%

Class A-3
Note Balance @ 10/15/13	257,000,000.00
Principal Paid	0.00
Note Balance @ 11/15/13	257,000,000.00
Note Factor @ 11/15/13	100.0000000%

Class A-4
Note Balance @ 10/15/13	127,670,000.00
Principal Paid	0.00
Note Balance @ 11/15/13	127,670,000.00
Note Factor @ 11/15/13	100.0000000%

Class B
Note Balance @ 10/15/13	18,940,000.00
Principal Paid	0.00
Note Balance @ 11/15/13	18,940,000.00
Note Factor @ 11/15/13	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	289,321.11
Total Principal Paid	21,618,446.52

Total Paid	21,907,767.63

Class A-1
Coupon	0.29529%
Interest Paid	0.00
Principal Paid	0.00

Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.52000%
Interest Paid	38,304.35
Principal Paid	21,618,446.52

Total Paid to A-2 Holders	21,656,750.87

Class A-3
Coupon	0.64000%
Interest Paid	137,066.67
Principal Paid	0.00

Total Paid to A-3 Holders	137,066.67

Class A-4
Coupon	0.85000%
Interest Paid	90,432.92
Principal Paid	0.00

Total Paid to A-4 Holders	90,432.92

Class B
Coupon	1.49000%
Interest Paid	23,517.17
Principal Paid	0.00

Total Paid to B Holders	23,517.17

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.3202545
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	23.9298287

Total Distribution Amount	24.2500832

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000

Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.1236422
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	69.7819449

Total A-2 Distribution Amount	69.9055871

A-3 Interest Distribution Amount	0.5333333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000

Total A-3 Distribution Amount	0.5333333

A-4 Interest Distribution Amount	0.7083334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000

Total A-4 Distribution Amount	0.7083334

B Interest Distribution Amount	1.2416668
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000

Total B Distribution Amount	1.2416668

Noteholders’ First Priority Principal Distributable Amount	0.00
Noteholders’ Second Priority Principal Distributable Amount	0.00
Noteholders’ Principal Distributable Amount	1,000.00

Account Balances	$ Amount
Advances
Balance as of 09/30/13	91,241.35
Balance as of 10/31/13	96,022.05
Change	4,780.70

Reserve Account
Balance as of 10/15/13	2,310,518.58
Investment Earnings	70.61
Investment Earnings Paid	(70.61)
Deposit/(Withdrawal)	—
Balance as of 11/15/13	2,310,518.58
Change	—

Required Reserve Amount	2,310,518.58